BASIS OF PRESENTATION OF THE CONSOLIDATED AND COMBINED CARVE-OUT FINANCIAL STATEMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
BASIS OF PRESENTATION OF THE CONSOLIDATED AND COMBINED CARVE-OUT FINANCIAL STATEMENTS

2.	BASIS OF PRESENTATION OF THE UNAUDITED INTERIM CONDENSED CONSOLIDATED AND COMBINED CARVE-OUT FINANCIAL STATEMENTS

a)	Basis of presentation and comparison of information

The accompanying Unaudited Interim Condensed Consolidated and Combined Carve-out Financial Statements as of and for the six months ended June 30, 2022 (the “Unaudited Interim Condensed Consolidated and Combined Carve-out Financial Statements”), were prepared according to International Accounting Standard 34 (“IAS 34”), “Interim Financial Reporting”. According to IAS 34, interim financial reporting is intended to bring the contents of the Group’s last Consolidated and Combined Carve-out Financial Statements up to date, emphasizing any new activities, events or circumstances that occurred during the six months ended June 30, 2022 but without duplicating the information previously published in the Consolidated and Combined Carve-out Financial Statements. Therefore, in order to properly understand the information included in the accompanying Unaudited Interim Condensed Consolidated and Combined Carve-out Financial Statements, they must be read together with the Group’s Consolidated and Combined Carve-out Financial Statements as of December 31, 2021.

The Unaudited Interim Condensed Consolidated and Combined Carve-out Financial Statements of the Group were prepared and approved on September 30, 2022.

The Group has used the same accounting policies throughout all of the periods presented in the Unaudited Interim Condensed Consolidated and Combined Carve-out Financial Statements, which are compliant with IFRS effective at the end of June 30, 2022.

a.1.)	Going concern

The Unaudited Interim Condensed Consolidated and Combined Carve-out Financial Statements present positive equity of €51.7 million euros as of June 30, 2022 and €68.1 million as of December 2021. Additionally, as of June 30, 2022 the Group had positive working capital (current assets less current liabilities) amounting to €54.0 million and positive working capital amounting to €73.0 million as of December 31, 2021.

The Group has a limited operating history and the Group funded its operations primarily through short-term debts with Codere Group. Since its inception, the Group has incurred recurring losses and negative cash flows from operations including net losses of €13.3 million as of June 30, 2021 and €16.8 million as of June 30, 2022. The Group expects to continue to generate operating losses through 2023. Securing the financing of development activities and operations represents an ongoing challenge for the Group. As of June 30, 2022, the Group had a shareholders’ equity position of €51.7 million and €84.5 million of cash and cash equivalents, €4.7 million of which was restricted (as of June 30 2021, the Group had €6.6 million in cash, of which €2.8 million was restricted).

As part of its going concern assessment, management developed a business plan with operational and financial projections through 2024. Based on this business plan, management believes the Group currently has sufficient cash available to finance its operations through 2024. This business plan contemplates that the Group will be investing all of its available cash over this three-year period (to fund negative operating cash flow) in order to achieve higher growth and increased market share in its existing core markets throughout Latin America and Europe (primarily Spain), and that the overall business will begin generating positive cash flow at some point in 2024. Also, if the business underperforms in comparison to the business plan targets, the Group may either seek external financing and/or otherwise reduce or delay marketing expenses to mitigate the impact on its cash position.

Based on the Group’s current liquidity position, actual operating performance, and its reasonable expectations regarding operating performance over the coming three years, management believes that the Group has adequate resources to continue in operational existence for the next twelve months. As such, the Group continues to adopt the going concern basis of accounting in preparing the Unaudited Interim Condensed Consolidated and Combined Carve-out Financial Statements.

a.2.)	Changes in perimeter

The perimeter of the Group consists of 11 operating and supporting entities (Spain, United States, Mexico, Colombia, Panama, Italy, Gibraltar, Israel, Argentina and Malta) and 2 holding companies (Spain and Luxembourg) as described in Note 1 of these Unaudited Interim Condensed Consolidated and Combined Carve-out Financial Statements and there is no change comparing to the perimeter described in Note 1 of the Group’s Consolidated and Combined Carve-out Financial Statements as of December 31, 2021.

a.3.)	Accounting estimates and judgments

The preparation of these Unaudited Interim Condensed Consolidated and Combined Carve-out Financial Statements requires that management make some judgments, estimates and assumptions that affect the application of accounting policies and the balances of assets, liabilities, income and expenses. The estimates and related assumptions are based on historical experience and other factors that are understood as reasonable under the circumstances.

b) Accounting policies

The accompanying Unaudited Interim Condensed Consolidated and Combined Carve-out Financial Statements were prepared using Codere Group's historical basis in the assets and liabilities and include all revenues, expenses, assets and liabilities attributed to the Group as part of the Restructuring (“Restructuring” means the reorganization of all the online businesses of Servicios de Juego Online, S.A.U. as described in Note 1 of the Group's Consolidated and Combined Carve-out Financial Statements as of December 31, 2021), including certain general and administrative services provided by Codere Group. The Group entered into an agreement with Codere Group effective from December 1, 2021, the day after the closing date of the Business Combination, whereby Codere Group has agreed to provide the Group with the resources to comply with regulators, authorities and other third parties in general. The purpose of this contract is to ensure that the Group is complying with its obligations and correctly reflecting its costs. The fee for these services as per the agreement is 0.75% of the Group's income.

In the opinion of management, the intercompany eliminations and adjustments necessary for a fair presentation of the Unaudited Interim Condensed Consolidated and Combined Carve-out Financial Statements in accordance with IFRS as issued by IASB have been made.

The accounting policies used in the preparation of the accompanying Unaudited Interim Condensed Consolidated and Combined Carve-out Financial Statements are the same as those applied in the Consolidated and Combined Carve-out Financial Statements as of and for the year ended December 31, 2021, since none of the standards, interpretations or modifications that are applicable have had an impact on the Group’s accounting policies for the six months ended June 30, 2022.

New IFRS, IFRIC and amendments to IFRS not effective as of June 30, 2022

As of the approval date of the Unaudited Interim Condensed Consolidated and Combined Carve-out Financial Statements, the following standards, amendments and interpretations had been published by the IASB, but their application was not mandatory:

Standards, amendments and interpretations	Description	Mandatory application for financial years starting on or after:
Amendments to IAS 1- Presentation of Financial Statements	Clarifications regarding the presentation of liabilities as current and non-current.	1 January 2023

IFRS 17 - Insurance Contracts	Replaces IFRS 4 and clarifies the principles of registration, measurement, presentation and disclosure of insurance contracts in order to ensure that the entity provides relevant and reliable information that allows the users of the information to determine the effects of the contracts on their financial statements.	1 January 2023

Amendments to IAS 8 – Accounting Policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates	The amendments will make it easier to distinguish between changes in accounting estimates and changes in accounting policies.	1 January 2023

Amendments to IAS 1- Presentation of Financial Statements. Disclosure of accounting policies	The amendments will help improve disclosures on accounting policies to provide more useful information to investors and other primary users of financial statements.	1 January 2023

Amendment to IAS 12 - Deferred tax on leases and decommissioning obligations	The amendments will clarify that the exceptions to initial recognition are not applicable when there are taxable and deductible timing differences for the same amount.	1 January 2023

The Group estimates that no standards, amendments and interpretations in the preceding table will have a significant impact on the Consolidated and Combined carve-out financial statements in the initial period of application.

2.	BASIS OF PRESENTATION OF THE CONSOLIDATED AND COMBINED CARVE-OUT FINANCIAL STATEMENTS

The accompanying consolidated and combined carve-out financial statements are prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and pursuant to the interpretations issued by Interpretation Committee of the IASB (“IFRIC”). Note 3 includes a detailed description of the most significant accounting policies used consistently to prepare these consolidated and combined carve-out financial statements.

The consolidated and combined carve-out financial statements were approved by the board of directors on April 29, 2022.

The financial statements as of and for the year ended December 31, 2021 are consolidated and combined carve-out financial statements. The financial statements as of December 31, 2020 and for the years ended December 31, 2020 and 2019 are combined carve-out financial statements. The consolidated and combined carve-out financial statements are considered “combined” financial statements because they reflect the combined results of Parent, SEJO and the entities that were subject to the Restructuring, until the effectiveness of the Exchange on November 29, 2021.

The Restructuring was treated as a reorganization of entities under common control, which is outside of the scope of IFRS 3 (Business Combinations), as such entities were under the common control and managed by the Codere Group. Accordingly, the Codere Group made an accounting policy choice to present business combinations under common control using the “predecessor accounting method” or “pooling of interest method”, which involves the following:

●	The assets and liabilities of the entities subject to the Restructuring were reflected at their carrying amounts in Codere Group’s consolidated financial statements. No adjustments were made to reflect fair values or recognize any new assets or liabilities at the Exchange Effective Time (means 10:00 a.m. New York time on November 29, 2021) that would otherwise be done under the acquisition method.

●	Any difference between the consideration paid/transferred and the aggregate book value of the assets and liabilities of the entities subject to the Restructuring as of the Exchange Effective Time was reflected as an adjustment to equity.

●	Include all revenues, expenses, assets and liabilities attributed to the online business as part of the Restructuring.

●	Under the pooling of interest method, each of the entities subject to the Restructuring is accounted for as if it had always been part of the Group.

The consolidated and combined carve-out financial statements are considered “carve-out” financial statements because the 2021 income statement includes carved-out results related to the online businesses of certain entities of the Codere Group. In 2021, these entities and/or businesses were transferred to, and became wholly-owned subsidiaries of, SEJO, which became in turn a subsidiary of Parent upon consummation of the Exchange, except as described herein with respect to (i) Colombia, Panama and the City of Buenos Aires (Argentina), where Restructuring Agreements were entered into, and (ii) Mexico, where Codere Online operates under an “Asociación en Participación” or “AenP”. The historical financial information included in these consolidated and combined financial statements does not include any carved-out balances or results from Iberagen, S.A., as operations in Argentina did not begin until 2021.

Additionally, as explained in greater detail in Note 1, the Merger was completed on November 30, 2021 and DD3 became a part of Codere Online. The Merger was not considered a business combination under IFRS 3 (Business Combinations), but rather it was accounted for under IFRS 2 (Share-based Payment), as DD3 was not considered to be a business under IFRS 3. Therefore, the accounting of the Merger in the Annual Financial Statements is as follows:

●	To reflect the combination, the equity of DD3 was eliminated and the equity of the Company stayed as the accounting acquirer.

●	The difference in the fair value of the ordinary shares transferred to holders of DD3 common stock in excess of the fair value of the net assets contributed by DD3’s shareholders represented a service cost for the listing of ordinary shares of the Company, amounting to €35.8 million and was accounted for as a share-based payment in accordance with IFRS 2.

●	The cost of the service, which is a non-cash expense, was €35.8 million and was accounted for as an expense for the Company at the time of the consummation of the Business Combination (Note 9).

Transaction costs incurred in connection with the consummation of the Business Combination amounted to a total of €16.4 million, of which (i) DD3 incurred €6.8 million, which were accounted for as a reduction in cash and cash equivalents and a corresponding reduction in share premium of Parent in the consolidated and combined carve-out financial statements of Codere Online for the year ended December 31, 2021 and (ii) SEJO incurred €9.6 million, of which €3.0 million were assumed by the Codere Group, and which were reflected as an increase in other operating expenses and as a combination of a reduction in cash and cash equivalents and an increase in share premium of Parent in the consolidated and combined carve-out financial statements of Codere Online for the year ended December 31, 2021. For more information see Note 2 to the Annual Financial Statements.